Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 5,843	$ 12,727
Restricted cash	108	108
Total cash, cash equivalents and restricted cash	$ 5,951	$ 12,835